UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

 Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2020

Date of reporting period:  August 31, 2019

Item 1. Schedule of Investments.

Schedule of Investments August 31, 2019 (Unaudited)

Reinhart Mid Cap PMV Fund

Description	Shares	Value
COMMON STOCKS - 91.4%
Communication Services - 8.9%
Discovery, Class A *	226,210	$6,243,396
Interpublic Group of Companies	276,510	5,497,019
Zayo Group Holdings *	229,620	7,729,009
		19,469,424
Consumer Discretionary - 13.8%
Aramark	164,730	6,730,868
eBay	129,920	5,234,477
Expedia Group	39,500	5,138,950
LKQ *	237,430	6,237,286
Michaels *	440,980	2,500,356
Thor Industries	89,920	4,128,227
		29,970,164
Consumer Staples - 3.1%
Ingredion	86,000	6,645,220

Energy - 4.7%
National Oilwell Varco	226,910	4,635,771
Pioneer Natural Resources	45,420	5,605,737
		10,241,508
Financials - 18.9%
BOK Financial	64,541	4,914,152
Citizens Financial Group	192,810	6,505,409
Fifth Third Bancorp	147,810	3,909,574
Invesco	285,800	4,487,060
Loews	97,680	4,695,478
Northern Trust	48,910	4,300,656
Signature Bank	47,095	5,493,632
White Mountains Insurance Group	6,513	6,908,339
		41,214,300
Health Care - 6.1%
Cerner	44,300	3,052,713
Encompass Health	99,287	6,035,657
Universal Health Services, Class B	28,650	4,142,217
		13,230,587
Industrials - 10.8%
AMERCO	18,345	6,450,469
Arconic	177,820	4,594,869
Carlisle Companies	22,970	3,329,731
Masco	84,570	3,444,536
Snap-on	38,795	5,768,040
		23,587,645
Information Technology - 4.8%
Cognizant Technology Solutions, Class A	104,560	6,418,938
Fidelity National Financial	93,500	4,108,390
		10,527,328

Materials - 2.5%
Axalta Coating Systems *	185,210	5,348,865

Real Estate - 9.3%
Jones Lang LaSalle	37,690	5,052,345
Ryman Hospitality Properties - REIT	59,900	4,771,634
Ventas - REIT	53,920	3,957,189
Weyerhaeuser - REIT	241,520	6,354,391
		20,135,559
Utilities - 8.5%
Avista	96,800	4,539,920
UGI	135,750	6,606,952
Vistra Energy	292,710	7,303,115
		18,449,987
TOTAL COMMON STOCKS
(Cost $196,083,173)		198,820,587

SHORT-TERM INVESTMENT - 8.6%
First American Treasury Obligations Fund, Class X, 2.02% ^
(Cost $18,808,340)	18,808,340	18,808,340

Total Investments - 100.0%
(Cost $214,891,513)		217,628,927
Other Assets and Liabilities, Net - 0.0%		21,699
Total Net Assets - 100.0%		$217,650,626

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of August 31, 2019.
REIT - Real Estate Investment Trust

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of August 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$198,820,587	$-	$-	$198,820,587
Short-Term Investment	18,808,340	-	-	18,808,340
Total Investments in Securities	$217,628,927	$-	$-	$217,628,927

Refer to Schedule of Investments for furhter information on the classification of investments.

Schedule of Investments August 31, 2019 (Unaudited)

Reinhart Genesis PMV Fund

Description	Shares	Value
COMMON STOCKS - 93.2%
Consumer Discretionary - 15.6%
Bloomin' Brands	33,460	$603,618
Carter's	5,700	521,436
Dorman Products *	3,270	232,432
frontdoor *	9,600	492,864
Gentex	10,230	272,118
IAA *	7,850	383,472
Michaels *	44,100	250,047
Thor Industries	9,880	453,591
Viad	6,060	391,658
		3,601,236
Financials - 17.4%
1st Source	13,660	606,094
Air Lease	16,180	672,117
First Citizens BancShares, Class A	1,500	666,900
First Hawaiian	21,190	544,583
International Bancshares	14,620	520,326
White Mountains Insurance Group	950	1,007,665
		4,017,685
Health Care - 6.2%
Encompass Health	12,420	755,012
Premier, Class A *	19,210	677,344
		1,432,356
Industrials - 22.9%
Aerojet Rocketdyne Holdings *	22,570	1,178,831
AMERCO *	1,943	683,198
Astronics, Class B *	11,834	325,553
GMS *	31,280	921,509
Grand Canyon Education *	6,500	816,400
Insperity	7,530	745,922
KAR Auction Services	9,050	240,368
UniFirst	2,000	391,820
		5,303,601
Information Technology - 12.8%
ACI Worldwide *	13,500	402,030
ASGN *	10,900	680,923
Cision *	104,680	724,386
Gentherm *	5,840	214,328
TriNet Group *	14,000	939,820
		2,961,487
Materials - 2.1%
GrafTech International	39,500	481,505

Real Estate - 16.2%
Alexander & Baldwin - REIT	34,020	778,718
Extended Stay America	45,120	633,936
Life Storage - REIT	4,510	477,880
Marcus & Millichap *	22,060	795,925
Medical Properties Trust - REIT	18,450	342,985
Ryman Hospitality Properties - REIT	9,190	732,075
		3,761,519
TOTAL COMMON STOCKS
(Cost $21,282,899)		21,559,389

SHORT-TERM INVESTMENT - 6.5%
First American Treasury Obligations Fund, Class X, 2.02% ^
(Cost $1,515,356)	1,515,356	1,515,356

Total Investments - 99.7%
(Cost $22,798,255)		23,074,745
Other Assets and Liabilities, Net - 0.3%		66,456
Total Net Assets - 100.0%		$23,141,201

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of August 31, 2019.
REIT - Real Estate Investment Trust

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of August 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$21,559,389	$-	$-	$21,559,389
Short-Term Investment	1,515,356	-	-	1,515,356
Total Investments in Securities	$23,074,745	$-	$-	$23,074,745

Refer to Schedule of Investments for furhter information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                        Brian R. Wiedmeyer, President

Date  October 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, President

Date  October 14, 2019

By (Signature and Title) *  /s/ Benjamin J. Eirich
                                            Benjamin J. Eirich, Treasurer

Date  October 14, 2019

* Print the name and title of each signing officer under his or her signature.